Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Empower Emerging Markets Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	MXENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	$ 104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Net Assets	$ 1,955,000,000
Holdings Count | Holdings	306
Advisory Fees Paid, Amount	$ 8,600,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,955M
Total number of portfolio holdings	306
Total advisory fee paid	$ 8.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	14.24%
Samsung Electronics Co Ltd	9.69%
SK hynix Inc	6.09%
Tencent Holdings Ltd	2.71%
SK Square Co Ltd	2.70%
MediaTek Inc	2.22%
Delta Electronics Inc	1.96%
Alibaba Group Holding Ltd	1.70%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.39%
Samsung Electro-Mechanics Co Ltd	0.97%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	14.24%
Samsung Electronics Co Ltd	9.69%
SK hynix Inc	6.09%
Tencent Holdings Ltd	2.71%
SK Square Co Ltd	2.70%
MediaTek Inc	2.22%
Delta Electronics Inc	1.96%
Alibaba Group Holding Ltd	1.70%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.39%
Samsung Electro-Mechanics Co Ltd	0.97%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Emerging Markets Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MXEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	$ 144	1.26%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.26%
Net Assets	$ 1,955,000,000
Holdings Count | Holdings	306
Advisory Fees Paid, Amount	$ 8,600,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,955M
Total number of portfolio holdings	306
Total advisory fee paid	$ 8.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	14.24%
Samsung Electronics Co Ltd	9.69%
SK hynix Inc	6.09%
Tencent Holdings Ltd	2.71%
SK Square Co Ltd	2.70%
MediaTek Inc	2.22%
Delta Electronics Inc	1.96%
Alibaba Group Holding Ltd	1.70%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.39%
Samsung Electro-Mechanics Co Ltd	0.97%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	14.24%
Samsung Electronics Co Ltd	9.69%
SK hynix Inc	6.09%
Tencent Holdings Ltd	2.71%
SK Square Co Ltd	2.70%
MediaTek Inc	2.22%
Delta Electronics Inc	1.96%
Alibaba Group Holding Ltd	1.70%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.39%
Samsung Electro-Mechanics Co Ltd	0.97%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Growth Fund
Class Name	Institutional Class
Trading Symbol	MXHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Institutional Class/MXHTX)	$ 86	0.85% (a)
(a)	Institutional Class costs paid as a percentage of a $10,000 investment is 0.845%.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%	[1]
Material Change Date	Jan. 01, 2026
Net Assets	$ 884,000,000
Holdings Count | Holdings	105
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 884M
Total number of portfolio holdings	105
Total advisory fee paid	$ 3.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	5.76%
Recruit Holdings Co Ltd	2.35%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.34%
InterContinental Hotels Group PLC	2.20%
AstraZeneca PLC	2.02%
Safran SA	1.85%
Novo Nordisk A/S Class B	1.83%
Compass Group PLC	1.75%
Tencent Holdings Ltd	1.74%
Tokyo Electron Ltd	1.73%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	5.76%
Recruit Holdings Co Ltd	2.35%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.34%
InterContinental Hotels Group PLC	2.20%
AstraZeneca PLC	2.02%
Safran SA	1.85%
Novo Nordisk A/S Class B	1.83%
Compass Group PLC	1.75%
Tencent Holdings Ltd	1.74%
Tokyo Electron Ltd	1.73%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective July 1, 2026, the Empower International Growth Fund expense annual limit rate was reduced from 0.845% to 0.835%.

Material Fund Change Expenses [Text Block]	Effective July 1, 2026, the Empower International Growth Fund expense annual limit rate was reduced from 0.845% to 0.835%.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Growth Fund
Class Name	Investor Class
Trading Symbol	MXIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Investor Class/MXIGX)	$ 122	1.20% (a)
(a)	Investor Class costs paid as a percentage of a $10,000 investment is 1.195%.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%	[2]
Material Change Date	Jan. 01, 2026
Net Assets	$ 884,000,000
Holdings Count | Holdings	105
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 884M
Total number of portfolio holdings	105
Total advisory fee paid	$ 3.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	5.76%
Recruit Holdings Co Ltd	2.35%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.34%
InterContinental Hotels Group PLC	2.20%
AstraZeneca PLC	2.02%
Safran SA	1.85%
Novo Nordisk A/S Class B	1.83%
Compass Group PLC	1.75%
Tencent Holdings Ltd	1.74%
Tokyo Electron Ltd	1.73%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	5.76%
Recruit Holdings Co Ltd	2.35%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2.34%
InterContinental Hotels Group PLC	2.20%
AstraZeneca PLC	2.02%
Safran SA	1.85%
Novo Nordisk A/S Class B	1.83%
Compass Group PLC	1.75%
Tencent Holdings Ltd	1.74%
Tokyo Electron Ltd	1.73%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective July 1, 2026, the Empower International Growth Fund expense annual limit rate was reduced from 0.845% to 0.835%.

Material Fund Change Expenses [Text Block]	Effective July 1, 2026, the Empower International Growth Fund expense annual limit rate was reduced from 0.845% to 0.835%.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Index Fund- Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Index Fund
Class Name	Institutional Class
Trading Symbol	MXPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Institutional Class/MXPBX)	$ 23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Net Assets	$ 3,543,000,000
Holdings Count | Holdings	723
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,543M
Total number of portfolio holdings	723
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.77%
HSBC Holdings PLC	1.45%
Roche Holding AG	1.30%
Novartis AG	1.28%
AstraZeneca PLC	1.26%
Nestle SA	1.18%
Siemens AG	1.07%
Shell PLC	0.98%
Tokyo Electron Ltd	0.97%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	3.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.77%
HSBC Holdings PLC	1.45%
Roche Holding AG	1.30%
Novartis AG	1.28%
AstraZeneca PLC	1.26%
Nestle SA	1.18%
Siemens AG	1.07%
Shell PLC	0.98%
Tokyo Electron Ltd	0.97%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Index Fund
Class Name	Investor Class
Trading Symbol	MXINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Investor Class/MXINX)	$ 60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Net Assets	$ 3,543,000,000
Holdings Count | Holdings	723
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,543M
Total number of portfolio holdings	723
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.77%
HSBC Holdings PLC	1.45%
Roche Holding AG	1.30%
Novartis AG	1.28%
AstraZeneca PLC	1.26%
Nestle SA	1.18%
Siemens AG	1.07%
Shell PLC	0.98%
Tokyo Electron Ltd	0.97%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	3.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.77%
HSBC Holdings PLC	1.45%
Roche Holding AG	1.30%
Novartis AG	1.28%
AstraZeneca PLC	1.26%
Nestle SA	1.18%
Siemens AG	1.07%
Shell PLC	0.98%
Tokyo Electron Ltd	0.97%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Value Fund
Class Name	Institutional Class
Trading Symbol	MXJVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Institutional Class/MXJVX)	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Material Change Date	Jan. 01, 2026
Net Assets	$ 1,592,000,000
Holdings Count | Holdings	299
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,592M
Total number of portfolio holdings	299
Total advisory fee paid	$ 5.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.62%
TotalEnergies SE	2.02%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.98%
UBS Group AG	1.59%
NatWest Group PLC	1.56%
Schneider Electric SE	1.43%
Franco-Nevada Corp	1.42%
Roche Holding AG	1.32%
Novartis AG	1.27%
Legrand SA	1.27%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.62%
TotalEnergies SE	2.02%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.98%
UBS Group AG	1.59%
NatWest Group PLC	1.56%
Schneider Electric SE	1.43%
Franco-Nevada Corp	1.42%
Roche Holding AG	1.32%
Novartis AG	1.27%
Legrand SA	1.27%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, the Empower International Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.

Material Fund Change Adviser [Text Block]	Effective April 30, 2026, the Empower International Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Value Fund
Class Name	Investor Class
Trading Symbol	MXIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Investor Class/MXIVX)	$ 111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Material Change Date	Jan. 01, 2026
Net Assets	$ 1,592,000,000
Holdings Count | Holdings	299
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,592M
Total number of portfolio holdings	299
Total advisory fee paid	$ 5.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.62%
TotalEnergies SE	2.02%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.98%
UBS Group AG	1.59%
NatWest Group PLC	1.56%
Schneider Electric SE	1.43%
Franco-Nevada Corp	1.42%
Roche Holding AG	1.32%
Novartis AG	1.27%
Legrand SA	1.27%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.62%
TotalEnergies SE	2.02%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.98%
UBS Group AG	1.59%
NatWest Group PLC	1.56%
Schneider Electric SE	1.43%
Franco-Nevada Corp	1.42%
Roche Holding AG	1.32%
Novartis AG	1.27%
Legrand SA	1.27%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, the Empower International Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.

Material Fund Change Adviser [Text Block]	Effective April 30, 2026, the Empower International Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Institutional Class costs paid as a percentage of a $10,000 investment is 0.845%.
[2]	Investor Class costs paid as a percentage of a $10,000 investment is 1.195%.